Schedule of Fair Value of Assets and Liabilities (Details) - USD ($)	Jul. 31, 2021	Jul. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 551,892	$ 483,283
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	551,892	483,283
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 551,892	$ 483,283